Stockholders’ equity (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Treasury shares, acquired	300,202	2,707
Treasury stock, acquired, average purchase price	$ 2.71	$ 37
Treasury shares, sold	187,294	137,597
Treasury shares, sold, average sale price	$ 9.33	$ 31.5
Common Stock Class B
Class of Stock [Line Items]
Shares repurchased	8,347
Common stock, par value	$ 2.50	2.50
Common Stock Class A
Class of Stock [Line Items]
Common stock, par value	$ 0.25	$ 0.25